UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1.	Reports to Stockholders.

(a)             A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III/Class A - FFBAX

First Foundation Fixed Income Fund

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class A of the First Foundation Fixed Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. First Foundation serves as the sub-advisor for the Fund. You can find additional information about the Fund at https://www.firstfoundationinc.com/fixed-income-fund. You can also request this information by contacting us at 1-800-838-0191.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Fixed Income Fund, Class A	$58	1.16%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$77,037,038	136	$119,603	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Consumer Staples	0.3%
Materials	0.6%
Real Estate	0.7%
Consumer Discretionary	0.8%
Communication Services	0.9%
Registered Investment Companies	1.5%
Industrials	2.6%
Municipal Bonds	2.8%
Information Technology	2.9%
Health Care	3.4%
U.S. Treasury Obligations	3.4%
Asset-Backed Securities	3.9%
Energy	4.0%
Utilities	8.5%
U.S. Government Agency Obligations	8.6%
Financials	11.9%
Mortgage-Backed Securities	42.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA, Ser 2023-150, Cl DC	5.500%	06/20/50	3.9%
Intel	5.600%	02/21/54	2.7%
GNMA, Ser 2012-100, Cl BA	2.598%	08/16/52	2.5%
FNMA, Ser 2012-98, Cl WZ	4.000%	09/25/42	2.5%
FHLMC	1.540%	08/17/35	2.4%
FHLMC, Ser 2022-5253, Cl PL	4.000%	08/25/52	2.3%
Pacific Gas and Electric	4.950%	07/01/50	2.2%
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F	3.459%	06/25/28	2.1%
Arbor Realty Trust	4.500%	03/15/27	2.1%
GNMA, Ser 2024-45, Cl DB	5.500%	03/20/54	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-838-0191

  https://www.firstfoundationinc.com/fixed-income-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-838-0191 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FFBAX-SAR-2025

The Advisors' Inner Circle Fund III/Class Y - FFBYX

First Foundation Fixed Income Fund

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class Y of the First Foundation Fixed Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. First Foundation serves as the sub-advisor for the Fund. You can find additional information about the Fund at https://www.firstfoundationinc.com/fixed-income-fund. You can also request this information by contacting us at 1-800-838-0191.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Fixed Income Fund, Class Y	$45	0.90%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$77,037,038	136	$119,603	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Consumer Staples	0.3%
Materials	0.6%
Real Estate	0.7%
Consumer Discretionary	0.8%
Communication Services	0.9%
Registered Investment Companies	1.5%
Industrials	2.6%
Municipal Bonds	2.8%
Information Technology	2.9%
Health Care	3.4%
U.S. Treasury Obligations	3.4%
Asset-Backed Securities	3.9%
Energy	4.0%
Utilities	8.5%
U.S. Government Agency Obligations	8.6%
Financials	11.9%
Mortgage-Backed Securities	42.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA, Ser 2023-150, Cl DC	5.500%	06/20/50	3.9%
Intel	5.600%	02/21/54	2.7%
GNMA, Ser 2012-100, Cl BA	2.598%	08/16/52	2.5%
FNMA, Ser 2012-98, Cl WZ	4.000%	09/25/42	2.5%
FHLMC	1.540%	08/17/35	2.4%
FHLMC, Ser 2022-5253, Cl PL	4.000%	08/25/52	2.3%
Pacific Gas and Electric	4.950%	07/01/50	2.2%
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F	3.459%	06/25/28	2.1%
Arbor Realty Trust	4.500%	03/15/27	2.1%
GNMA, Ser 2024-45, Cl DB	5.500%	03/20/54	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-838-0191

  https://www.firstfoundationinc.com/fixed-income-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-838-0191 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FFBYX-SAR-2025

The Advisors' Inner Circle Fund III/Class A - FBBAX

First Foundation Total Return Fund

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class A of the First Foundation Total Return Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.firstfoundationinc.com/total-return-fund. You can also request this information by contacting us at 1-800-838-0191.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Total Return Fund, Class A	$62	1.28%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$85,728,404	72	$240,058	13%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Special Purpose Acquisition Company	0.0%
Warrants	0.0%
Asset-Backed Security	0.0%
Mortgage-Backed Securities	0.5%
Consumer Staples	0.7%
U.S. Government Agency Obligations	0.8%
Materials	2.2%
Health Care	3.6%
Real Estate	4.8%
Consumer Discretionary	5.0%
Energy	9.8%
Industrials	11.9%
Financials	14.3%
U.S. Treasury Obligations	20.1%
Communication Services	25.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Bollore	—	—	8.4%
Cie de L'Odet	—	—	7.8%
U.S. Treasury Notes	0.875%	11/15/30	5.7%
Burford Capital	—	—	5.7%
Lagardere	—	—	4.8%
International Workplace Group	—	—	4.8%
Suncor Energy	—	—	4.7%
PrairieSky Royalty	—	—	4.2%
CANAL+SA	—	—	4.0%
Entain	—	—	3.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-838-0191

  https://www.firstfoundationinc.com/total-return-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-838-0191 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FBBAX-SAR-2025

The Advisors' Inner Circle Fund III/Class Y - FBBYX

First Foundation Total Return Fund

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class Y of the First Foundation Total Return Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.firstfoundationinc.com/total-return-fund. You can also request this information by contacting us at 1-800-838-0191.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Total Return Fund, Class Y	$50	1.03%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$85,728,404	72	$240,058	13%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Special Purpose Acquisition Company	0.0%
Warrants	0.0%
Asset-Backed Security	0.0%
Mortgage-Backed Securities	0.5%
Consumer Staples	0.7%
U.S. Government Agency Obligations	0.8%
Materials	2.2%
Health Care	3.6%
Real Estate	4.8%
Consumer Discretionary	5.0%
Energy	9.8%
Industrials	11.9%
Financials	14.3%
U.S. Treasury Obligations	20.1%
Communication Services	25.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Bollore	—	—	8.4%
Cie de L'Odet	—	—	7.8%
U.S. Treasury Notes	0.875%	11/15/30	5.7%
Burford Capital	—	—	5.7%
Lagardere	—	—	4.8%
International Workplace Group	—	—	4.8%
Suncor Energy	—	—	4.7%
PrairieSky Royalty	—	—	4.2%
CANAL+SA	—	—	4.0%
Entain	—	—	3.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-838-0191

  https://www.firstfoundationinc.com/total-return-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-838-0191 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

FBBYX-SAR-2025

(b)             Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)             The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)             Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	29
Other Information - (Form N-CSRS Items 8-11) (Unaudited)	49

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2025
(UNAUDITED)

Schedule of Investments
Mortgage-Backed Securities — 42.3%
	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES — 41.8%
FHLMC
4.00%, 05/01/44	290,651	277,152
5.00%, 06/01/41	56,370	56,936
FHLMC, Series 2022-5253, Class PL
4.00%, 08/25/52	2,000,000	1,780,313
FNMA, Series 2023-70, Class B
5.25%, 01/25/54	840,445	852,197
FNMA, Series 2019-M12, Class A2
2.89%, 06/25/29 (a)	1,450,887	1,373,162
FNMA, Series M3, Class X1
1.91%, 11/25/33 (a)(b)	9,131,018	635,417
FNMA, Series 2015-45, Class ZY
2.50%, 07/25/45	1,273,050	1,073,992
FNMA
3.00%, 02/01/43 to 06/01/43 (c)	1,257,053	1,130,590
3.50%, 11/01/42 to 02/01/43 (c)	545,863	508,803
4.00%, 01/01/41 to 03/01/44 (c)	409,067	391,865
4.50%, 10/01/39 to 04/01/41 (c)	511,082	504,275
5.00%, 06/01/41	63,405	63,961
FNMA, Series 2010-16, Class PA
4.50%, 02/25/40	14,108	14,070
FNMA, Series 2012-98, Class WZ
4.00%, 09/25/42	1,971,676	1,901,291
FRESB Mortgage Trust, Series 2019-SB63, Class A10H
2.89%, 03/25/39 (a)	305,848	273,726
FRESB Mortgage Trust, Series 2019-SB60, Class A10F
3.31%, 01/25/29 (a)	611,633	588,191
FRESB Mortgage Trust, Series 2018-SB52, Class A10F
3.46%, 06/25/28 (a)	1,659,555	1,608,697
FRESB Mortgage Trust, Series 2017-SB42, Class A10F
2.96%, 10/25/27 (a)	768,156	740,576
GNMA, Series 2018-129, Class AG
3.10%, 05/16/59	65,015	64,355
GNMA, Series 2017-24, Class A
2.25%, 09/16/44	50,067	48,830
GNMA, Series 2020-8, Class AH
2.55%, 01/16/62	1,169,195	965,739
GNMA, Series 2018-3, Class AG
2.50%, 10/16/58	188,498	161,661

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2025
(UNAUDITED)

Mortgage-Backed Securities (continued)
	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2017-106, Class AC
2.60%, 04/16/51	151,215	138,100
GNMA, Series 2024-45, Class JZ
5.50%, 03/20/54	236,607	238,496
GNMA, Series 2017-46, Class A
2.50%, 11/16/57	297,004	244,529
GNMA, Series 2023-1, Class AL
5.00%, 01/20/53	1,500,000	1,469,643
GNMA, Series 2024-45, Class DB
5.50%, 03/20/54	1,500,000	1,513,062
GNMA, Series 2023-150, Class DC
5.50%, 06/20/50	3,000,000	3,042,224
GNMA, Series 2022-146, Class PA
4.00%, 06/20/52	1,088,788	1,068,456
GNMA, Series 2019-2, Class AE
3.25%, 03/16/59	492,526	468,126
GNMA, Series 2020-3, Class AH
2.50%, 02/16/62	950,765	783,072
GNMA, Series 2017-70, Class AE
2.60%, 10/16/58	496,284	423,532
GNMA, Series 2018-68, Class B
3.00%, 02/16/59 (a)	1,000,000	847,704
GNMA, Series 2012-83, Class AK
3.19%, 12/16/53 (a)	541,605	488,725
GNMA
2.50%, 06/20/51	599,403	497,169
3.50%, 05/20/43	361,831	337,481
4.00%, 01/20/41 to 04/20/43 (c)	339,640	325,679
GNMA, Series 2019-55, Class AH
3.15%, 03/16/61 (a)	704,640	614,974
GNMA, Series 2023-147, Class BD
6.00%, 03/20/51	1,030,713	1,041,088
GNMA, Series 2023-111, Class ML
5.50%, 05/20/45	1,000,000	1,011,713
GNMA, Series 2017-69, Class AS
2.75%, 02/16/58	484,075	444,447
GNMA, Series 2018-156, Class AD
3.25%, 08/16/59 (a)	316,781	295,849
GNMA, Series 2012-100, Class BA
2.60%, 08/16/52 (a)	2,266,802	1,918,061
		32,227,929

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2025
(UNAUDITED)

Mortgage-Backed Securities (continued)
	Principal Amount ($)	Value ($)
NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C
4.48%, 02/15/47 (a)	100,000	96,002
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C
3.98%, 07/15/46 (a)	191,000	167,328
Small Business Administration
PRIME + -2.650%, 4.85%, 06/25/34 (a)	121,086	120,204
		383,534

Total Mortgage-Backed Securities
(Cost $33,839,904)		32,611,463

Corporate Obligations — 34.7%

COMMUNICATION SERVICES — 0.6%
ROBLOX
3.88%, 05/01/30 (d)	500,000	454,822

CONSUMER DISCRETIONARY — 0.8%
Aptiv Swiss Holdings
H15T5Y + 3.385%, 6.88%, 12/15/54 (a)	250,000	244,725
LKQ
6.25%, 06/15/33	325,000	337,985
		582,710
CONSUMER STAPLES — 0.3%
Walgreens Boots Alliance
4.65%, 06/01/46	250,000	218,516

ENERGY — 4.0%
BP Capital Markets
H15T5Y + 4.398%, 4.88% (a) (e)	1,000,000	956,516
Enbridge
H15T5Y + 4.431%, 8.50%, 01/15/84 (a)	1,250,000	1,376,753
Energy Transfer
5.95%, 10/01/43	250,000	243,262
H15T5Y + 4.020%, 8.00%, 05/15/54 (a)	500,000	526,174
		3,102,705

FINANCIALS — 11.0%
Arbor Realty Trust
4.50%, 03/15/27	1,750,000	1,603,633
Citigroup
H15T10Y + 2.757%, 7.00% (a) (e)	500,000	518,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2025
(UNAUDITED)

Corporate Obligations (continued)
	Principal Amount ($)	Value ($)
FINANCIALS (continued)
Everest Reinsurance Holdings
TSFR3M + 2.647%, 6.97%, 05/15/37 (a)	1,000,000	969,537
Lincoln National
TSFR3M + 2.302%, 6.59%, 04/20/67 to 04/20/67 (a)(c)	2,170,000	1,759,597
TSFR3M + 2.619%, 6.94%, 05/17/66 (a)	1,750,000	1,436,435
H15T5Y + 5.318%, 9.25% (a) (e)	500,000	537,295
LPL Holdings
6.00%, 05/20/34	500,000	510,297
PNC Financial Services Group
H15T7Y + 2.808%, 6.25% (a) (e)	500,000	502,560
Prudential Financial
H15T5Y + 3.035%, 3.70%, 10/01/50 (a)	750,000	676,780
		8,514,516

HEALTH CARE — 3.4%
Bayer US Finance II
4.88%, 06/25/48 (d)	250,000	199,944
CVS Health
6.13%, 09/15/39	225,000	229,063
H15T5Y + 2.886%, 7.00%, 03/10/55 (a)	250,000	251,972
CVS Pass-Through Trust
6.04%, 12/10/28	26,712	26,911
Elevance Health
5.85%, 11/01/64	500,000	489,567
Humana
5.75%, 04/15/54	1,525,000	1,416,819
		2,614,276

INDUSTRIALS — 2.6%
BNSF Funding Trust I
US0003M + 2.350%, 6.61%, 12/15/55 (a)	500,000	501,995
Boeing
3.30%, 03/01/35	225,000	182,108
5.81%, 05/01/50	750,000	713,986
6.63%, 02/15/38	250,000	266,655
Leidos Holdings
5.95%, 12/01/40	90,000	89,686
Southwest Airlines
7.38%, 03/01/27	250,000	260,986
		2,015,416

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2025
(UNAUDITED)

Corporate Obligations (continued)
	Principal Amount ($)	Value ($)
INFORMATION TECHNOLOGY — 2.9%
Intel
4.90%, 07/29/45	250,000	210,002
5.60%, 02/21/54	2,250,000	2,046,143
		2,256,145

MATERIALS — 0.6%
Dow Chemical
5.60%, 02/15/54	500,000	462,701

UTILITIES — 8.5%
American Electric Power
H15T5Y + 2.750%, 7.05%, 12/15/54 (a)	500,000	508,101
Dominion Energy
H15T5Y + 2.386%, 6.88%, 02/01/55 (a)	1,250,000	1,294,192
Duke Energy
H15T5Y + 2.588%, 6.45%, 09/01/54 (a)	500,000	499,156
Edison International
H15T5Y + 4.698%, 5.38% (a) (e)	725,000	693,865
Nevada Power
H15T5Y + 1.936%, 6.25%, 05/15/55 (a)	1,250,000	1,236,700
NextEra Energy Capital Holdings
H15T5Y + 2.457%, 6.75%, 06/15/54 (a)	250,000	255,187
NiSource
H15T5Y + 2.451%, 6.95%, 11/30/54 (a)	350,000	354,860
Pacific Gas and Electric
4.95%, 07/01/50	2,000,000	1,670,066
		6,512,127

Total Corporate Obligations
(Cost $27,184,764)		26,733,934

U.S. Government Agency Obligations — 8.6%

FFCB
1.88%, 2/11/2036	1,000,000	759,548
2.71%, 12/1/2036	389,000	316,687
2.74%, 4/1/2041	500,000	376,411
4.00%, 4/19/2032	450,000	430,921
4.55%, 2/17/2033	1,000,000	994,038
4.70%, 8/16/2032	175,000	173,245
FHLB
2.00%, 2/25/2036	500,000	383,649
3.00%, 2/24/2037	500,000	417,415
5.70%, 3/25/2044	250,000	251,999

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2025
(UNAUDITED)

U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Value ($)
FHLMC MTN
1.54%, 8/17/2035	2,500,000	1,862,216
2.00%, 10/29/2040	1,000,000	687,910

Total U.S. Government Agency Obligations
(Cost $7,644,976)		6,654,039

Asset-Backed Securities — 3.9%

SBA Small Business Investment Company, Series 2023-10B, Class 1
5.69%, 9/10/2033	1,344,634	1,392,848
SBA Small Business Investment Company, Series 2018-10B, Class 1
3.55%, 9/10/2028	561,684	550,530
SBA Small Business Investment Company, Series 2018-10A, Class 1
3.19%, 3/10/2028	391,832	380,156
Small Business Administration, Series 2018-20H, Class 1
3.58%, 8/1/2038	679,835	655,360

Total Asset-Backed Securities
(Cost $2,995,608)		2,978,894

U.S. Treasury Obligations — 3.4%

U.S. Treasury Bonds
1.25%, 5/15/2050	1,250,000	620,654
2.75%, 11/15/2047	1,500,000	1,094,180
3.00%, 8/15/2052	1,250,000	930,811

Total U.S. Treasury Obligations
(Cost $2,743,529)		2,645,645

Municipal Bonds — 2.8%

CALIFORNIA — 1.1%
Modesto Irrigation District RB
7.20%, 10/01/40	500,000	575,513
San Francisco City & County Redevelopment Financing Authority TA
8.26%, 08/01/29	300,000	323,397
		898,910

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2025
(UNAUDITED)

Municipal Bonds (continued)
	Principal Amount ($)	Value ($)
MARYLAND — 0.6%
Maryland Economic Development RB
3.70%, 06/01/25	500,000	499,170

MICHIGAN — 0.2%
Comstock Park Public Schools GO
Insured: Q-SBLF
6.30%, 05/01/26	135,000	135,217

NEW YORK — 0.4%
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	320,000	271,860

OREGON — 0.5%
Multnomah County School District No. 1 Portland GO
ST INTERCEPT
2.40%, 06/30/38	500,000	373,178

Total Municipal Bonds
(Cost $2,225,889)		2,178,335

Preferred Stock — 1.9%

	Shares
COMMUNICATION SERVICES — 0.3%
Telephone and Data Systems 6.00% (e)	10,385	183,295

FINANCIALS — 0.9%
Arbor Realty Trust 6.38% (e)	1,335	23,523
Bank of Hawaii 8.00% (e)	25,389	652,497
Reinsurance Group of America 7.13%, 10/15/2052 (a)	51	1,312
RiverNorth/DoubleLine Strategic Opportunity Fund 4.38% (e)	976	17,763
		695,095

REAL ESTATE — 0.7%
CTO Realty Growth 6.38% (e)	27,486	563,188

UTILITIES — 0.0%
SCE Trust VI 5.00% (e)	25	429

Total Preferred Stock
(Cost $1,660,875)		1,442,007

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2025
(UNAUDITED)

Registered Investment Companies — 1.5%
	Shares	Value ($)
DoubleLine Income Solutions Fund	9,193	115,924
DoubleLine Opportunistic Credit Fund	295	4,611
PIMCO Dynamic Income Fund	10,000	198,000
PIMCO Dynamic Income Opportunities Fund	20,000	277,600
RiverNorth DoubleLine Strategic Opportunity Fund	61,339	526,288

Total Registered Investment Companies
(Cost $1,312,135)		1,122,423

Common Stock — 0.0%

HEALTH CARE — 0.0%
Endo (f)	230	5,520

REAL ESTATE — 0.0%
Creative Media & Community Trust	6,794	1,703

Total Common Stock
(Cost $408,948)		7,223

Total Investments - 99.1%		76,373,963
(Cost $80,016,628)
Other Assets & Liabilities, Net - 0.9%		663,075
Net Assets - 100.0%		77,037,038

(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(c)	Securities are grouped by coupon and represent a range of maturities.

(d)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2025, these securities amounted to $654,766 or 0.8% of Net Assets of the Fund.

(e)	Perpetual security with no stated maturity date.

(f)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
MARCH 31, 2025
(UNAUDITED)

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

GO — General Obligation

H15T5Y— US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate

H15T7Y— US Treasury Yield Curve Rate T Note Constant Maturity 7 Year Rate

H15T10Y— US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate

MTN — Medium Term Note

RB — Revenue Bond

TA — Tax Allocation

TSFR3M — Term Secured Overnight Financing Rate 3 Month

US0003M — ICE LIBOR USD 3 Month

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$32,611,463	$—	$32,611,463
Corporate Obligations	—	26,733,934	—	26,733,934
U.S. Government Agency
Obligations	—	6,654,039	—	6,654,039
Asset-Backed Securities	—	2,978,894	—	2,978,894
U.S. Treasury Obligations	—	2,645,645	—	2,645,645
Municipal Bonds	—	2,178,335	—	2,178,335
Preferred Stock	1,442,007	—	—	1,442,007
Registered Investment
Companies	1,122,423	—	—	1,122,423
Common Stock	7,223	—	—	7,223
Total Investments in Securities	$2,571,653	$73,802,310	$—	$76,373,963

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2025
(UNAUDITED)

Schedule of Investments
Foreign Common Stock — 55.4%
	Shares	Value ($)
BELGIUM — 0.4%
Liberty Global, Class A (a)	26,850	309,044

CANADA — 8.9%
PrairieSky Royalty	199,375	3,594,776
Suncor Energy	104,720	4,054,758
		7,649,534

DENMARK — 2.9%
DSV (a)	13,074	2,522,349

FRANCE — 25.3%
Bollore	1,239,539	7,230,365
CANAL+SA (a)	1,427,173	3,389,522
Cie de L'Odet	4,398	6,708,049
Lagardere	189,579	4,136,641
Vivendi	67,500	201,024
		21,665,601

INDIA — 1.4%
Fairfax India Holdings, Class G (a)(b)	72,500	1,212,925

JAPAN — 3.3%
Nintendo	6,000	405,644
Nintendo ADR	143,714	2,467,569
		2,873,213

MEXICO — 0.6%
Becle	613,814	563,461

NETHERLANDS — 3.2%
EXOR	25,100	2,265,304
Koninklijke Philips (a)	18,050	458,470
		2,723,774

SWITZERLAND — 4.8%
International Workplace Group	1,749,806	4,081,239

UNITED KINGDOM — 4.6%
AstraZeneca ADR	12,450	915,075
Entain	361,938	2,699,328
Rentokil Initial ADR	14,500	332,050
		3,946,453

Total Foreign Common Stock
(Cost $41,418,213)		47,547,593

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2025
(UNAUDITED)

Common Stock — 22.2%
	Shares	Value ($)
COMMUNICATION SERVICES — 4.1%
Alphabet, Class A	11,620	1,796,917
Liberty Media-Liberty Formula One, Class A (a)	21,599	1,759,670
		3,556,587

CONSUMER DISCRETIONARY — 1.9%
Tandy Leather Factory (a)	560,237	1,624,687

CONSUMER STAPLES — 0.1%
J G Boswell	150	75,600

ENERGY — 0.9%
Natural Resource Partners	7,240	752,236
Pardee Resources	101	32,320
		784,556

FINANCIALS — 10.2%
Berkshire Hathaway, Class B (a)	5,055	2,692,192
Burford Capital (c)	370,962	4,900,408
CME Group, Class A	3,500	928,515
Discover Financial Services	1,250	213,375
		8,734,490

HEALTH CARE — 2.0%
Joint (a)	136,759	1,708,120

INDUSTRIALS — 0.8%
Delta Air Lines	15,150	660,540

MATERIALS — 2.2%
Keweenaw Land Association (a)	52,595	1,893,420

Total Common Stock
(Cost $13,237,486)		19,038,000

U.S. Treasury Obligations — 20.1%
	Principal Amount ($)
U.S. Treasury Bills
4.13%, 5/29/2025 (d)	500,000	496,586
4.24%, 5/8/2025 (d)	755,000	751,714
4.25%, 4/15/2025 (d)	400,000	399,340
4.26%, 4/1/2025 to 6/24/2025 (d)(e)	2,015,000	2,002,667
4.30%, 8/21/2025 (d)	1,275,000	1,254,280
U.S. Treasury Bonds
3.00%, 2/15/2049 to 8/15/2052 (e)	2,125,000	1,597,988
U.S. Treasury Notes
0.88%, 11/15/2030	5,815,000	4,907,315
1.88%, 2/15/2032	1,200,000	1,042,031

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2025
(UNAUDITED)

U.S. Treasury Obligations (continued)
	Principal Amount ($)	Value ($)
U.S. Treasury Notes (continued)
2.63%, 4/15/2025	1,029,000	1,028,294
3.50%, 9/15/2025	1,030,000	1,026,789
3.88%, 8/15/2033	2,750,000	2,695,215

Total U.S. Treasury Obligations
(Cost $16,912,507)		17,202,219

U.S. Government Agency Obligations — 0.8%

FFCB
2.87%, 2/25/2030	500,000	469,675
FHLB
2.50%, 3/18/2038	300,000	229,289

Total U.S. Government Agency Obligations
(Cost $692,077)		698,964

Mortgage-Backed Securities — 0.5%

AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
FHLMC
5.00%, 06/01/41	17,825	18,004
FNMA
3.00%, 02/01/43 to 06/01/43 (e)	162,733	146,361
3.50%, 11/01/42 to 02/01/43 (e)	74,150	69,117
4.00%, 02/01/44	20,136	19,251
4.50%, 02/01/40 to 01/01/41 (e)	36,365	35,873
5.00%, 06/01/41	20,050	20,226
FNMA, Series 2004-354, Class 1
0.00%, 12/25/34 (f)(g)	1,129	1,017
FNMA, Series 2012-93, Class SW
SOFR30A + 5.986%, 1.65%, 09/25/42 (h)(i)	12,266	1,341
GNMA
3.00%, 04/20/43 to 06/20/43 (e)	31,268	28,306
3.50%, 05/20/43	32,236	30,066
4.00%, 01/20/41 to 04/20/43 (e)	35,389	33,856
4.50%, 05/20/40 to 03/20/41 (e)	12,170	11,972
		415,390

Total Mortgage-Backed Securities
(Cost $473,052)		415,390

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2025
(UNAUDITED)

Asset-Backed Security — 0.0%
	Principal Amount ($)	Value ($)
Bear Stearns Asset-Backed Securities Trust, Series 2003-ABF1, Class A
TSFR1M + 0.854%, 5.17%, 1/25/2034 (h)	1	1

Total Asset-Backed Security
(Cost $–)		1

Special Purpose Acquisition Company — 0.0%

	Shares
Pershing Square Tontine (j)(k)	42,443	—

Total Special Purpose Acquisition Company
(Cost $–)		—

Warrants — 0.0%

	Units
WARRANTS — 0.0%
Pershing Square Tontine (a)(j)(k)	10,610	—

Total Warrants
(Cost $–)		—

Corporate Obligations — 0.0%

	Principal Amount ($)
COMMUNICATION SERVICES — 0.0%
iHeartCommunications
6.38%, 05/01/26	545	499
8.38%, 05/01/27	132	98
		597

Total Corporate Obligations
(Cost $782)		597

Total Investments - 99.0%		84,902,764
(Cost $72,734,117)
Other Assets & Liabilities, Net - 1.0%		825,640
Net Assets - 100.0%		85,728,404

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2025
(UNAUDITED)

(a)	Non-income producing security.

(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2025, these securities amounted to $1,212,925 or 1.4% of Net Assets of the Fund.

(c)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

(d)	Interest rate represents the security's effective yield at the time of purchase.

(e)	Securities are grouped by coupon and represent a range of maturities.

(f)	Zero coupon security.

(g)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(h)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(i)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(j)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $–, or –% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2025. Please see Notes to Financial Statements.

(k)	Securities with a total aggregate value of $–, or –% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR1M — Term Secured Overnight Financing Rate 1 Month

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
MARCH 31, 2025
(UNAUDITED)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Foreign Common Stock	$47,547,593	$—	$—		$47,547,593
Common Stock	19,038,000	—	—		19,038,000
U.S. Treasury Obligations	—	17,202,219	—		17,202,219
U.S. Government Agency
Obligations	—	698,964	—		698,964
Mortgage-Backed Securities	—	415,390	—		415,390
Asset-Backed Security	—	1	—		1
Special Purpose Acquisition
Company	—	—	—	^	—
Warrants	—	—	—	^	—
Corporate Obligations	—	597	—		597
Total Investments in Securities	$66,585,593	$18,317,171	$—		$84,902,764

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Assets:
Investments, at value (Cost $80,016,628 and $72,734,117)	$76,373,963	$84,902,764
Cash and cash equivalents (Note 2)	317,858	760,641
Foreign currency	564	5,071
Dividends and interest receivable	618,101	221,034
Fund shares sold receivable	445	5,143
Foreign tax reclaim receivable	–	210,352
Prepaid expenses and other assets	23,890	24,996
Total assets	77,334,821	86,130,001
Liabilities:
Fund shares redeemed payable	102,980	94,293
Distribution fees payable	77,994	17,562
Transfer agent fees payable	23,146	27,550
Payable due to administrator	19,809	11,890
Income distribution payable	17,266	–
Investment advisory fees payable	11,890	37,688
Chief compliance officer fees payable	1,540	1,947
Trustees fees payable	507	632
Investments purchased payable	–	149,453
Printing fees payable	16,506	19,696
Accrued expenses and other liabilities	26,145	40,886
Total liabilities	297,783	401,597
Net Assets	$77,037,038	$85,728,404

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Net Assets Consist of:
Paid-in capital	$100,340,926	$77,128,148
Total distributable earnings (accumulated losses)	(23,303,888)	8,600,256
Net Assets	$77,037,038	$85,728,404
Foreign currency, at cost	569	5,086
Class A:
Net assets	$44,353,329	$34,469,857
Shares issued and outstanding (no par value; unlimited shares authorized)	3,918,415	1,357,760
Net asset value per share(a)(b)	$11.32	$25.39
Class Y:
Net assets	$32,683,709	$51,258,547
Shares issued and outstanding (no par value; unlimited shares authorized)	2,889,999	1,967,912
Net asset value, offering and redemption price per share	$11.31	$26.05
Maximum offering price per share(c)	$11.82	$26.94

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

(b)	Purchases without an initial sales charge of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.

(c)	The sales charge is 4.25% for the Fixed Income Fund and 5.75% for the Total Return Fund. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
FOR THE SIX MONTHS ENDED MARCH 31, 2025
(UNAUDITED)

STATEMENTS OF OPERATIONS

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Investment Income:
Interest	$3,634,576	$438,781
Dividends	132,301	3,732,181
Less: Foreign taxes withheld	–	(439,377)
Total Investment Income	3,766,877	3,731,585

Expenses:
Investment advisory fees	119,603	240,058
Administration fees	69,808	69,808
Distribution fees:
Class A	56,293	45,724
Trustees fees	7,785	9,523
Chief compliance officer fees	3,703	4,469
Transfer agent fees	72,161	80,600
Registration fees	18,136	19,716
Audit fees	17,175	16,262
Legal fees	15,462	18,802
Reports to shareholders	14,109	17,171
Custodian fees	2,433	3,295
Other	21,189	16,345
Total Expenses	417,857	541,773
Less:
Fees paid indirectly	(472)	(289)
Net expenses	417,385	541,484
Net investment income	3,349,492	3,190,101
Net Realized Gain (Loss) on:
Investments	(703,433)	160,692
Foreign currency transactions	–	(9,724)
Net realized gain (loss)	(703,433)	150,968
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,563,321)	(8,451,552)
Foreign currency translations	(9)	(6,156)
Net change in unrealized appreciation (depreciation)	(2,563,330)	(8,457,708)
Net realized and unrealized loss	(3,266,763)	(8,306,740)
Net increase (decrease) in net assets resulting from operations	$82,729	$(5,116,639)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Operations:
Net investment income	$3,349,492	$2,821,658
Net realized loss	(703,433)	(5,112,477)
Net change in unrealized appreciation (depreciation)	(2,563,330)	13,228,183
Net increase resulting from operations	82,729	10,937,364
Distributions:
Class A Shares	(1,011,936)	(2,181,069)
Class Y Shares	(812,092)	(2,161,497)
Return of capital:
Class A Shares	—	(124,964)
Class Y Shares	—	(123,842)
Net decrease resulting from distributions	(1,824,028)	(4,591,372)
Capital Share Transactions:(1)
Class A Shares
Issued	48,978	139,923
Reinvestment of Distributions	907,378	2,079,518
Redeemed	(3,174,500)	(6,117,524)
Net decrease from Class A Capital Share Transactions	(2,218,144)	(3,898,083)
Class Y Shares
Issued	2,061,855	5,435,728
Reinvestment of Distributions	809,693	2,280,598
Redeemed	(6,815,362)	(30,940,510)
Net decrease from Class Y Capital Share Transactions	(3,943,814)	(23,224,184)
Net decrease in Net Assets from Capital Share Transactions(2)	(6,161,958)	(27,122,267)
Total decrease in Net Assets	(7,903,257)	(20,776,275)
Net Assets
Beginning of period	84,940,295	105,716,570
End of period	$77,037,038	$84,940,295

(1)	For share transactions, see Note 6 in Notes to Financial Statements.

(2)	Certain reclassifications have been made to previously reported amounts to conform to the current period’s presentation.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Operations:
Net investment income	$3,190,101	$1,565,646
Net realized gain	150,968	4,558,937
Net change in unrealized appreciation (depreciation)	(8,457,708)	11,403,792
Net increase (decrease) resulting from operations	(5,116,639)	17,528,375
Distributions:
Class A Shares	(3,131,609)	(4,350,187)
Class Y Shares	(5,180,131)	(8,302,501)
Net decrease resulting from distributions	(8,311,740)	(12,652,688)
Capital Share Transactions:(1)
Class A Shares
Issued	230,375	1,741,701
Reinvestment of Distributions	2,986,004	4,160,983
Redeemed	(3,255,582)	(13,522,577)
Net decrease from Class A Capital Share Transactions	(39,203)	(7,619,893)
Class Y Shares
Issued	1,938,409	16,213,654
Reinvestment of Distributions	5,151,553	8,288,261
Redeemed	(16,386,185)	(38,879,183)
Net decrease from Class Y Capital Share Transactions	(9,296,223)	(14,377,268)
Net increase (decrease) in Net Assets from Capital Share Transactions(2)	(9,335,426)	(21,997,161)
Total decrease in Net Assets	(22,763,805)	(17,121,474)
Net Assets
Beginning of period	108,492,209	125,613,683
End of period	$85,728,404	$108,492,209

(1)	For share transactions, see Note 6 in Notes to Financial Statements.

(2)	Certain reclassifications have been made to previously reported amounts to conform to the current period’s presentation.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout the Period/Year

Class A Shares	Six Month Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022		Year Ended September 30, 2021(1)	Year Ended September 30, 2020
Net Asset Value, Beginning of Period	$11.55	$10.80	$11.13	$13.34		$13.27	$13.05
Income from Investment Operations:
Net investment income(a)	0.47	0.33	0.52	0.39		0.37	0.36
Net realized and unrealized gain (loss)	(0.45)	0.96	(0.29)	(2.19)		0.25	0.19
Total from Investment Operations	0.02	1.29	0.23	(1.80)		0.62	0.55
Dividends and Distributions:
Net investment income	(0.25)	(0.51)	(0.54)	(0.39)		(0.44)	(0.33)
Net realized gains	—	—	—	(0.02)		(0.11)	—
Return of capital	—	(0.03)	(0.02)	—		—	—
Total dividends and distributions	(0.25)	(0.54)	(0.56)	(0.41)		(0.55)	(0.33)
Net Asset Value, End of Period(b)	$11.32	$11.55	$10.80	$11.13		$13.34	$13.27
Total Return(b)(c)	0.23%	12.24%	1.99%	(13.79	)%(d)	4.71%	4.27%
Ratios to Average Net Assets:(e)
Net Assets, End of Period (000's)	$44,353	$47,546	$48,209	$55,516		$75,143	$82,276
Ratio of Expenses to Average Net Assets	1.16%	1.09%	0.98%	0.94%		0.91%	0.90%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.16%	1.10%	0.98%	0.94%		1.02%	1.07%
Ratio of Net Investment Income to Average Net Assets	8.30%	2.92%	4.66%	3.14%		2.79%	2.74%
Portfolio turnover rate	15%	52%	37%	14%		34%	75%

(a)	Per share data calculated using average shares method.

(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(c)	Total return is based on market value per share for periods after February 15, 2019. Distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	If not for the capital contribution from First Foundation Advisors, the total return would have been (13.74)%. See Note 3 in Notes to Financial Statements.

(e)	All ratios for the period have been annualized, unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

(1)	On January 11, 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A shares ofthe Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout the Period/Year

Class Y Shares	Six Month Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022		Year Ended September 30, 2021(1)(2)	Year Ended September 30, 2020
Net Asset Value, Beginning of Period	$11.54	$10.79	$11.12	$13.33		$13.26	$13.04
Income from Investment Operations:
Net investment income(a)	0.48	0.36	0.55	0.42		0.40	0.39
Net realized and unrealized gain (loss)	(0.44)	0.96	(0.29)	(2.19)		0.25	0.19
Total from Investment Operations	0.04	1.32	0.26	(1.77)		0.65	0.58
Dividends and Distributions:
Net investment income	(0.27)	(0.53)	(0.57)	(0.42)		(0.45)	(0.36)
Net realized gains	—	—	—	(0.02)		(0.11)	—
Return of capital	—	(0.04)	(0.02)	—		(0.02)	—
Total dividends and distributions	(0.27)	(0.57)	(0.59)	(0.44)		(0.58)	(0.36)
Net Asset Value, End of Period(b)	$11.31	$11.54	$10.79	$11.12		$13.33	$13.26
Total Return(b)(c)	0.35%	12.52%	2.25%	(13.59	)%(d)	4.97%	4.54%
Ratios to Average Net Assets:(e)
Net Assets, End of Period (000's)	$32,684	$37,394	$57,507	$91,629		$124,228	$114,884
Ratio of Expenses to Average Net Assets	0.90%	0.82%	0.73%	0.69%		0.66%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.90%	0.83%	0.73%	0.69%		0.77%	0.82%
Ratio of Net Investment Income to Average Net Assets	8.54%	3.21%	4.87%	3.39%		3.03%	3.01%
Portfolio turnover rate	15%	52%	37%	14%		34%	75%

(a)	Per share data calculated using average shares method.

(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(c)	Total return is based on market value per share for periods after February 15, 2019. Distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	If not for the capital contribution from First Foundation Advisors, the total return would have been (13.74)%. See Note 3 in Notes to Financial Statements.

(e)	All ratios for the period have been annualized, unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

(1)	On January 11, 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)	On November 16, 2020, Class C of the Fixed Income Predecessor Fund were converted to Class Y of the Fixed Income Predecessor Fund, and the Class C were terminated. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout the Period/Year

Class A Shares	Six Month Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021(1)	Year Ended September 30, 2020
Net Asset Value, Beginning of Period	$29.26	$27.99	$25.03	$30.50	$22.94	$22.99
Income from Investment Operations:
Net investment income(a)	0.87	0.33	0.42	1.13	0.55	0.18
Net realized and unrealized gain (loss)	(2.38)	3.87	5.53	(2.34)	7.23	(0.08)
Total from Investment Operations	(1.51)	4.20	5.95	(1.21)	7.78	0.10
Dividends and Distributions:
Net investment income	(1.32)	(1.46)	(0.92)	(0.45)	(0.22)	(0.15)
Net realized gains	(1.04)	(1.47)	(2.07)	(3.81)	—	—
Total dividends and distributions	(2.36)	(2.93)	(2.99)	(4.26)	(0.22)	(0.15)
Net Asset Value, End of Period(b)	$25.39	$29.26	$27.99	$25.03	$30.50	$22.94
Total Return(b)(c)	(5.09)%	16.15%	25.25%	(5.20)%	34.09%	0.39%
Ratios to Average Net Assets:(d)
Net Assets, End of Period (000's)	$34,470	$39,597	$45,507	$33,456	$40,395	$35,088
Ratio of Expenses to Average Net Assets	1.28%	1.22%	1.20%	1.22%	1.20%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.28%	1.22%	1.20%	1.22%	1.35%	1.56%
Ratio of Net Investment Income to Average Net Assets	6.45%	1.20%	1.53%	3.99%	1.98%	0.80%
Portfolio turnover rate	13%	44%	103%	105%	85%	73%

(a)	Per share data calculated using average shares method.

(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(c)	Total return is based on market value per share for periods after February 15, 2019. Distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.

(1)	On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Total Return Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout the Period/Year

Class Y Shares	Six Month Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021(1),(2)	Year Ended September 30, 2020
Net Asset Value, Beginning of Period	$30.00	$28.62	$25.54	$31.04	$23.34	$23.38
Income from Investment Operations:
Net investment income(a)	0.94	0.41	0.50	1.05	0.71	0.23
Net realized and unrealized gain (loss)	(2.46)	3.97	5.64	(2.22)	7.27	(0.06)
Total from Investment Operations	(1.52)	4.38	6.14	(1.17)	7.98	0.17
Distributions and Distributions:
Net investment income	(1.39)	(1.53)	(0.99)	(0.52)	(0.28)	(0.21)
Net realized gains	(1.04)	(1.47)	(2.07)	(3.81)	—	—
Total dividends and distributions	(2.43)	(3.00)	(3.06)	(4.33)	(0.28)	(0.21)
Net Asset Value, End of Period(b)	$26.05	$30.00	$28.62	$25.54	$31.04	$23.34
Total Return(b)(c)	(4.97)%	16.47%	25.52%	(4.98)%	34.42%	0.68%
Ratios to Average Net Assets:(d)
Net Assets, End of Period (000's)	$51,258	$68,895	$80,107	$59,297	$47,566	$30,271
Ratio of Expenses to Average Net Assets	1.03%	0.97%	0.95%	0.97%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.03%	0.97%	0.95%	0.97%	1.10%	1.31%
Ratio of Net Investment Income to Average Net Assets	6.76%	1.43%	1.77%	3.66%	2.48%	1.01%
Portfolio turnover rate	13%	44%	103%	105%	85%	73%

(a)	Per share data calculated using average shares method.

(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(c)	Total return is based on market value per share for periods after February 15, 2019. Distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

(1)	On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Total Return Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)	On November 16, 2020, Class C of the Total Return Predecessor Fund were converted to Class Y of the Predecessor Fund, and the Total Return Class C were terminated. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the First Foundation Fixed Income Fund and the First Foundation Total Return Fund (each a “Fund” and collectively, the “Funds”). The investment objective of the First Foundation Fixed Income Fund is to seek maximum income consistent with prudent investment management and the preservation of capital. The investment objective of the First Foundation Total Return Fund is to seek maximum total return (total return includes both income and capital appreciation). The Funds are each classified as a diversified investment company. Brookmont Capital Management, LLC serves as the Funds’ investment adviser (the “Adviser”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The First Foundation Fixed Income Fund (the “Fixed Income Fund”) is the successor to the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) and the First Foundation Total Return Fund (the “Total Return Fund”) is the successor to the Highland Total Return Fund (the “Total Return Predecessor Fund” and, together with the Fixed Income Predecessor Fund, the “Predecessor Funds”). The Predecessor Funds were managed by Highland Capital Management Fund Advisors, L.P., the Predecessor Funds’ investment adviser (the “Predecessor Adviser”), prior to their reorganizations into the Funds. The Predecessor Fixed Income Fund and the Predecessor Total Return Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fixed Income Fund and the Total Return Fund, respectively. Each Fund acquired the assets and assumed all of the liabilities of its Predecessor Fund (the “Reorganization”) on January 11, 2021 in a tax-free transaction. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to January 11, 2021. The Funds currently offer Class A and Class Y. On November 16, 2020, Class C of each Predecessor Fund were converted to Class Y of the applicable Predecessor Fund, and the Class C were terminated.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more- likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely- than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2025, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Fund or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The First Foundation Fixed Income Fund distributes its net investment income, if any, at least monthly. The First Foundation Total Return Fund distributes its net investment income, if any, at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2025, the First Foundation Fixed Income Fund and First Foundation Total Return Fund paid $69,808 and $69,808 respectively for these services.

The Funds have adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for Class A shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Class A shares. For the period ended March 31, 2025 the Fixed Income Fund and the Total Return Fund paid distribution fees totaling $56,293 and $45,724, respectively.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the period ended March 31, 2025, the Fixed Income Fund and the Total Return Fund paid custody fees totaling $2,433 and $3,295, respectively.

SS&C Global Investor & Distribution Solutions, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the period ended March 31, 2025, the Fixed Income Fund and the Total Return Fund paid transfer agent fees totaling $72,161 and $80,600, respectively. The Funds may earn cash management credits which can be used to offset transfer agency expenses. For the period ended March 31, 2025, the Fixed Income Fund and the Total Return Fund earned credits of $472 and $289, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

5. Investment Advisory Agreement:

For its services to each Fund under the Advisory Agreement, the Adviser is entitled to a management fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
First Foundation Fixed Income Fund	0.30%
First Foundation Total Return Fund	0.50%

The Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/ or expense reimbursement and (ii) at the time of the recoupment.

For the period ended March 31, 2025, there were no previously waived fees reimbursed to the Funds by the Adviser.

First Foundation Advisors (“FFA” or the “Sub-Adviser”) serves as the investment sub-adviser to the Funds. FFA makes investment decisions for each Fund and continuously reviews, supervises and administers each Fund’s investment program. For its services to the Funds, FFA is entitled to receive from the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Sub-Advisory Fee
First Foundation Fixed Income Fund	0.15%
First Foundation Total Return Fund	0.30%

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

6. Share Transactions:

	First Foundation Fixed		First Foundation Total
	Income Fund(1)		Return Fund(2)
	10/1/2024	10/1/2023	10/1/2024	10/1/2023
	to	to	to	to
	3/31/2025	9/30/2024	3/31/2025	9/30/2024
Class A:
Shares Issued	4,284	12,531	8,515	63,543
Shares Issued in Lieu of Dividends and Distributions	80,549	186,782	116,187	154,074
Shares Redeemed	(281,171)	(547,578)	(120,301)	(490,229)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(196,338)	(348,265)	4,401	(272,612)
Class Y:
Shares Issued	181,741	488,029	69,817	576,499
Shares Issued in Lieu of Dividends and Distributions	71,923	205,390	195,479	299,883
Shares Redeemed	(602,992)	(2,783,196)	(594,089)	(1,378,393)
Total Decrease in Net Assets Derived from Class Y Transactions	(349,328)	(2,089,777)	(328,793)	(502,011)

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended March 31, 2025, were as follows:

	U.S. Gov’t	Other	Total
First Foundation Fixed Income Fund
Purchases	$1,098,878	$9,497,689	$10,596,567
Sales	5,524,816	8,920,438	14,445,254
First Foundation Total Return Fund
Purchases	—	11,311,937	11,311,937
Sales	25,084	21,543,999	21,569,083

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, passive foreign investment companies (PFICs), REITs, paydown gain (loss), foreign currency, convertible preferred, perpetual bond, losses deferred due to wash sale transactions, tax treatment of net investment loss and return of capital. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

The tax character of distributions paid during the years ended September 30, 2024 and September 30, 2023 is as follows:

	Ordinary Income	Long-term Capital Gain	Return of Capital	Total
First Foundation Fixed Income Fund
2024	4,342,566	—	248,806	4,591,372
2023	6,368,890	—	229,080	6,597,970
First Foundation Total Return Fund
2024	12,311,352	341,336	–	12,652,688
2023	5,072,983	5,833,483	–	10,906,466

At September 30, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Fixed Income Fund	Total Return Fund
Undistributed Ordinary Income	$–	$6,198,449
Undistributed Long-Term Capital Gains	–	1,195,887
Capital Loss Carryforwards Short-Term	(1,317,166)	–
Capital Loss Carryforwards Long-Term	(17,673,707)	–
Unrealized Appreciation (Depreciation)	(2,589,400)	14,634,295
Other Temporary Differences	17,684	4
Net Distributable Earnings (Accumulated Losses)	$(21,562,589)	$22,028,635

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the year ended September 30, 2024, the Funds did not utilize capital loss carryforwards to offset capital gains.

The other temporary differences are comprised of dividends payable and perpetual bond basis adjustment.

The Federal tax cost and gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2025 were as follows:

	Federal Tax Cost	Aggregated Gross (Unrealized) Appreciation	Aggregated Gross (Unrealized) Depreciation	Net (Unrealized) Appreciation/ (Depreciation)
First Foundation Fixed Income Fund	$80,016,628	$1,288,145	$(4,930,796)	$(3,642,651)
First Foundation Total Return Fund	72,734,117	15,651,207	(3,482,560)	12,168,647

For Federal income tax purposes the difference between federal tax cost and book cost primarily relates to wash sales, perpetual bond basis adjustment and investments in passive foreign investment companies (PFICs).

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below. The following risks pertain to the Funds, unless otherwise noted.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Asset Allocation Risk (First Foundation Total Return Fund) — The Fund is subject to asset allocation risk, which is the risk that the Sub-Adviser’s allocation of the Fund’s assets among strategies will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Micro-, Small- and Mid-Capitalization Company Risk — The micro-, small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these micro-, small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, micro-, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Large Shareholder Risk (First Foundation Total Return Fund) — The risk that a significant percentage of the Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser, the Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant, could cause the Fund to sell securities at inopportune times in order to meet redemption requests, and could cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Value Style Risk (First Foundation Total Return Fund) — If the Sub-Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Communications Sector Risk (First Foundation Total Return Fund) — Communications Sector Risk is the risk that the securities of, or financial instruments tied to the performance of, issuers in the Communications Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Communications Sector (“Communications Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communications Sector, The prices of the securities of Communications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged In strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Communications Companies in their primary markets.

Counterparty Risk — There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

Credit Risk — The risk that the issuer of a security or, the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/ or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on Investments in Issuers from certain non-U.S. countries may require the Fund to sell such investments at inopportune times which could result in losses to the Fund.

Investments In Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the Investment Company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds”, but there is no guarantee that an investment in these securities will result in a high rate of return.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage- backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing’s and loan modifications at lower Interest rates. In contrast, if prevailing interest rates rise prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Cyber Security Risk — The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach In cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder Information or confidential company Information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Prepayment Risk — The risk that, in a declining interest environment fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Portfolio Turnover Risk (First Foundation Total Return Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate income-producing real estate or finance real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Restricted Securities Risk (First Foundation Total Return Fund) — Investments in restricted securities may be illiquid. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, restricted securities may not be subject to the disclosure and other investor protection requirements that might be applicable to unrestricted securities. In order to sell restricted securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Asset-Backed Securities Risk (First Foundation Fixed Income Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Fund may acquire.

Financials Sector Risk (First Foundation Fixed Income Fund) — The Fund is subject to the risk that the securities of issuers in the Financials Sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Preferred Stock Risk (First Foundation Fixed Income Fund) — Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments. Preferred stock may also be subject to prepayment risk, which is discussed below.

Municipal Securities Risk (First Foundation Fixed Income Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Energy Sector Risk — Energy Sector Risk (Total Return Fund): The profitability of companies in the energy industries is related to worldwide energy prices and costs related to energy production. The energy industries are cyclical and highly dependent on commodity prices. Energy-related companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas). Companies in the energy industries may be adversely affected by natural disasters or other catastrophes. The companies may be at risk for environmental damage claims and other types of litigation. Companies in the energy industries also may be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Companies in the energy industries may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Real Estate Sector Risk — Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes In the value of real estate properties: (iii) risks related to local economic conditions, overbuilding and increased competition: (iv) increases in property taxes and operating expenses; (v) changes in zoning laws: (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants: (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

10. Concentration of Shareholders:

At March 31, 2025, the percentage of total shares outstanding held by shareholders owning 10% or greater for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
First Foundation Fixed Income Fund, Class A	1	12%
First Foundation Fixed Income Fund, Class Y	1	94%
First Foundation Total Return Fund, Class A	1	12%
First Foundation Total Return Fund, Class Y	2	90%

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023- 07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.The management of each Fund’s Adviser acts as each Fund’s CODM.Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS - concluded

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

NOTES

NOTES

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS
MARCH 31, 2025

OTHER INFORMATION - (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Brookmont Funds

PO Box 219009

Kansas City, MO 64121

800-838-0191

Investment Adviser:

Brookmont Capital Management, LLC

5950 Berkshire Lane, Suite 1420,

Dallas, TX 75225

Sub-Adviser:

First Foundation Advisors

18101 Von Karman Avenue, Suite 700,

Irvine, CA 92612

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described. Investors should read it carefully before investing or sending money.

BRK-SA-001-0500

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)             The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)             There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 6, 2025